Condensed consolidated financial information related to guaranteed debt securities - Profit loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	$ 60,999	$ 45,993	$ 59,671
Net income/(loss) from equity accounted investments	188	(119)	(29)
Total revenues and other income	61,187	45,873	59,642
Total operating expenses	(47,416)	(45,793)	(58,276)
Net operating income/(loss)	13,771	80	1,366
Net financial items	(351)	(258)	(1,311)
Income / (loss) before tax	13,420	(178)	55
Income tax	(8,822)	(2,724)	(5,225)
Net income/(loss)	4,598	(2,902)	(5,169)
Other comprehensive income/(loss)	1,741	(357)	(2,838)
Total comprehensive income/(loss)	6,339	(3,259)	(8,007)
Statoil ASA [member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	39,750	31,580	39,289
Net income/(loss) from equity accounted investments	5,051	(2,726)	(4,686)
Total revenues and other income	44,801	28,854	34,603
Total operating expenses	(39,570)	(31,784)	(39,372)
Net operating income/(loss)	5,232	(2,930)	(4,769)
Net financial items	311	728	(2,771)
Income / (loss) before tax	5,543	(2,202)	(7,541)
Income tax	(230)	(407)	925
Net income/(loss)	5,314	(2,608)	(6,616)
Other comprehensive income/(loss)	1,017	(671)	(1,414)
Total comprehensive income/(loss)	6,330	(3,279)	(8,030)
Statoil Petroleum AS [member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	20,579	15,405	20,583
Net income/(loss) from equity accounted investments	(401)	(3,987)	(8,350)
Total revenues and other income	20,178	11,418	12,232
Total operating expenses	(9,217)	(10,989)	(12,561)
Net operating income/(loss)	10,961	429	(329)
Net financial items	(378)	(560)	(106)
Income / (loss) before tax	10,583	(131)	(435)
Income tax	(8,094)	(2,392)	(5,301)
Net income/(loss)	2,489	(2,523)	(5,736)
Other comprehensive income/(loss)	355	153	(1,771)
Total comprehensive income/(loss)	2,843	(2,370)	(7,507)
Non-guarantor subsidiaries [Member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	22,204	15,472	20,248
Net income/(loss) from equity accounted investments	33	26	(42)
Total revenues and other income	22,237	15,498	20,205
Total operating expenses	(20,022)	(19,364)	(26,907)
Net operating income/(loss)	2,216	(3,865)	(6,702)
Net financial items	439	(115)	139
Income / (loss) before tax	2,655	(3,980)	(6,563)
Income tax	(539)	97	(840)
Net income/(loss)	2,116	(3,884)	(7,402)
Other comprehensive income/(loss)	878	(280)	(1,405)
Total comprehensive income/(loss)	2,995	(4,163)	(8,807)
Consodolidation Adjustments [Member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	(21,535)	(16,464)	(20,448)
Net income/(loss) from equity accounted investments	(4,495)	6,567	13,050
Total revenues and other income	(26,029)	(9,898)	(7,399)
Total operating expenses	21,392	16,344	20,566
Net operating income/(loss)	(4,637)	6,446	13,167
Net financial items	(724)	(311)	1,427
Income / (loss) before tax	(5,361)	6,135	14,594
Income tax	40	(23)	(9)
Net income/(loss)	(5,321)	6,113	14,585
Other comprehensive income/(loss)	(509)	441	1,751
Total comprehensive income/(loss)	$ (5,830)	$ 6,553	$ 16,336